ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows used for capital expenditures
Additions to property, plant and equipment	$ 488.0	$ 446.0	$ 389.3
Additions to intangible assets (excluding acquisitions of spectrum licences)	127.3	119.6	146.7
Cash flows used for capital expenditures	615.3	565.6	536.0
Cash, cash equivalents and restricted cash consist of
Cash and cash equivalents	128.0	39.9	8.0
Restricted cash	35.2	34.2
Cash, cash equivalents and restricted cash	163.2	74.1	8.0	$ 41.1
Net change in non-cash balances related to operating activities (excluding the effect of business acquisitions and disposals)
Accounts receivable	67.3	(19.4)	(110.5)
Contract costs	32.2	16.4	(8.1)
Contract assets	35.1	2.7	(52.1)
Inventories	21.7	(1.9)	(29.3)
Accounts payable, accrued charges and provisions	(60.2)	(25.9)	144.9
Income taxes	2.3	24.3	(61.6)
Deferred revenue	1.3	(5.6)	(2.7)
Defined benefit plans	16.4	16.6	9.8
Stock-based compensation	32.0	1.0	2.7
Other	38.4	(5.7)	27.6
Net change in non-cash balances related to operating activities	186.5	2.5	(79.3)
Interest and income taxes reflected as operating activities
Cash interest payments	332.3	368.7	374.4
Cash income tax payments (net of refunds)	$ 254.5	$ 214.9	$ 274.0